CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                              CDC NVEST STAR FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                         CDC NVEST CASH MANAGEMENT TRUST
                            LOOMIS SAYLES GROWTH FUND
                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                           LOOMIS SAYLES RESEARCH FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated December 19, 2003 to the currently effective Classes A, B and C Prospectuses for the Funds listed above, each as may be supplemented from time to time

CDC IXIS Asset Management Distributors, L.P. will be implementing a change to the maximum purchase investment amount allowed in Class B shares as described below, effective February 1, 2004.

                                                                  (Over, please)

IN THE SUBSECTION ENTITLED "CLASS B SHARES" WITHIN THE SECTION ENTITLED, "INVESTING IN THE FUNDS" THE FIFTH BULLET IS REVISED TO READ AS FOLLOWS:

Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There are certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.

                                                                      SP209-1203

                             CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                              CDC NVEST STAR FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                         CDC NVEST CASH MANAGEMENT TRUST
                            LOOMIS SAYLES GROWTH FUND
                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                           LOOMIS SAYLES RESEARCH FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated December 19, 2003 to the currently effective Classes A, B and C Prospectuses for the Funds listed above, each as may be supplemented from time to time

On November 21, 2003 the Board of Trustees of CDC Nvest Funds and Loomis Sayles Funds approved a change to the load structure of the Class C shares of the Funds to remove the 1.00% front-end sales charge payable by the investor effective February 1, 2004.

PROSPECTUS CHANGES

IN THE SUBSECTION ENTITLED "SHAREHOLDER FEES" WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES", THE PORTION OF THE TABLE DISCUSSING CLASS C SHARES IS REVISED TO READ AS FOLLOWS:

                                                                         CLASS C
------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------
Maximum sales charge (load) imposed on purchases                            None
(as a percentage of offering price) (1)(2)

------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------

Maximum deferred sales charge (load)                                       1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)(2)

------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------

Redemption Fees                                                             None

------------------------------------------------------------------ -------------

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or eliminate Sales Charges" within the section entitled "Fund Services".

(2)  Does not apply to reinvested distributions.

IN ADDITION, INVESTORS SHOULD NOTE THAT THE EXAMPLES TABLE IN THE "FUND FEES & EXPENSES" SECTION REFLECTS THE 1.00% FRONT-END SALES CHARGE ON CLASS C SHARES AND BEGINNING FEBRUARY 1, 2004, A SHAREHOLDER'S COST OF INVESTING IN CLASS C SHARES WILL BE LOWER THAN THE AMOUNTS REFLECTED IN THE TABLE.

IN THE SUBSECTION ENTITLED "CLASS C SHARES" WITHIN THE SECTION ENTITLED "INVESTING IN THE FUNDS", THE FIRST BULLET IS DELETED.

IN THE SUBSECTION ENTITLED "CLASS C SHARES" WITHIN THE SECTION ENTITLED "HOW SALES CHARGES ARE CALCULATED", THE FIRST TWO SENTENCES ARE REVISED TO READ AS
FOLLOWS:

The offering price of Class C shares is their net asset value without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase."

IN THE SECTION ENTITLED, "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" THE SECOND SUBHEADING "CLASS A OR CLASS C SHARES" IS DELETED. IN ADDITION, IN THE SUBSECTION ENTITLED "ELIMINATING SALES CHARGES AND CDSCS" THE FIRST SENTENCE IS REVISED TO READ AS FOLLOWS:

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

IN THE SUBSECTION ENTITLED "REPURCHASING FUND SHARES" WITHIN THE SECTION ENTITLED, "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" THE FIRST SENTENCE IS REVISED TO READ AS FOLLOWS:

"You may apply proceeds from redeeming Class A shares of the Funds (WITHOUT PAYING A FRONT-END SALES CHARGE) to repurchase Class A shares of any CDC Nvest Fund."


                                                                      SP210-1203